Acquisitions - Additional Information (Detail) $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 01, 2018 USD ($)	Dec. 31, 2020 USD ($) Acquisitions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) Business	Dec. 31, 2018 USD ($) Business
Business Acquisition [Line Items]
Number of acquired businesses | Acquisitions		2
Purchase price	$ 81,600
Contingent consideration		$ 45,901	$ 45,901	$ 47,649	$ 85,977
Business acquisition, maximum contingent consideration		286,200	286,200
Business Acquisition, Current Net Loss before Income Taxes					$ 79,200
Acquisitions In 2019 [Member]
Business Acquisition [Line Items]
Number of acquired businesses | Business				4
Purchase price				$ 14,016
Cash paid for business acquisition				10,582
Contingent consideration				2,500
Business acquisition, maximum contingent consideration				10,700
Business Acquisition, Goodwill, Expected Tax Deductible Amount				300
Business combination, holdback amount				900
Business Acquisition, Current Revenues of Acquiree				17,300
Business Acquisition, transaction costs incurred				$ 400
Acquisitions In 2018
Business Acquisition [Line Items]
Number of acquired businesses | Business					9
Purchase price					$ 129,800
Cash paid for business acquisition					109,800
Contingent consideration					18,700
Business acquisition, maximum contingent consideration					127,000
Business Acquisition, Goodwill, Expected Tax Deductible Amount					45,100
Business combination, holdback amount					1,400
Business Acquisition, Current Revenues of Acquiree					29,600
Business Acquisition, transaction costs incurred					2,100
Business Acquisition, Current Net Loss before Income Taxes					79,200
Contingent consideration					3,000
Acquisitions In 2018 | Take 5 Acquisition [Member]
Business Acquisition [Line Items]
Cash paid for business acquisition					$ 76,200
2020 Acquisitions
Business Acquisition [Line Items]
Number of acquired businesses | Business				5
Purchase price			88,083
Cash paid for business acquisition			68,057
Contingent consideration		14,800	14,800
Business combination holdback consideration payable		5,300	5,300
Business acquisition, maximum contingent consideration		53,000	$ 53,000
Period of settlement of holdback consideration			24 months
Business Acquisition, Goodwill, Expected Tax Deductible Amount		$ 26,700	$ 26,700
Business combination revenue of the acquiree since acquisition date			64,300
Business combination transaction costs incurred and recognised in the income statement			$ 200
UNITED STATES | Acquisitions In 2019 [Member] | Sales Revenues [Member]
Business Acquisition [Line Items]
Number of acquired businesses | Business				2
UNITED STATES | Acquisitions In 2018 | Sales Revenues [Member]
Business Acquisition [Line Items]
Number of acquired businesses | Business					4
UNITED STATES | Acquisitions In 2018 | Marketing Agencies
Business Acquisition [Line Items]
Number of acquired businesses | Business					5
UNITED STATES | 2020 Acquisitions | Sales Revenues [Member]
Business Acquisition [Line Items]
Number of acquired businesses | Business				3
UNITED STATES | 2020 Acquisitions | Marketing Agencies
Business Acquisition [Line Items]
Number of acquired businesses | Business				2
Europe [Member] | Acquisitions In 2019 [Member] | Marketing Agencies
Business Acquisition [Line Items]
Number of acquired businesses | Business				2